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Nelson Mullins Riley & Scarborough LLP Attorneys and Counselors at Law 104 South Main Street / Ninth Floor / Greenville, SC 29601 Tel: 864.250.2300 Fax: 864.250.2359 www.nelsonmullins.com	Neil E. Grayson (Admitted in GA SC & NY) Tel: 864.250.2235 Fax: 864.250.2359 neil.grayson@nelsonmullins.com

February 6, 2008

Mr. William Friar
Senior Financial Analyst
United States Securities and
Exchange Commission
Division of Corporation Finance
Washington, D.C. 20549

  Re:
  Yadkin Valley Financial Corporation
  Amendment No. 1 to Registration Statement on Form S-4
  Filed January 15, 2008
  File No. 333-145628

Dear Mr. Friar:

        On behalf of Yadkin Valley Financial Corporation, we are hereby filing Pre-effective Amendment No. 2 to Yadkin Valley's Registration Statement on Form S-4 and Amendment No. 2 to Yadkin Valley's Annual Report on Form 10-K for the year ended December 31, 2006. We are filing these amendments in response to the Staff's comment letter dated January 30, 2008. The paragraphs below respond to the Staff's numbered comments. References to page numbers are to page numbers of the Form S-4 or the Form 10-K as revised and included in the amendments. We are also sending you by overnight courier three courtesy copies and three redlined versions of the Form S-4 and the Form 10-K.

Exhibit 5

1.
We note your response to our prior comment no. 30. However, it does not appear that an amended Exhibit 5.1 was filed with Amendment No. 1. We reissue comment 30.

        RESPONSE: Amended Exhibit 5.1 was mistakenly omitted from Amendment No. 1. We have included an amended Exhibit 5.1 with Amendment No. 2. We have revised Exhibit 5.1, page II-2 of the Amended Form S-4 to remove the limitation on our opinion with regard to purpose, but not person.

Exhibit 8

2.
Reliance on an opinion can be limited with regard to purpose but not person. Please obtain a revised opinion deleting such language from the final paragraph.

Atlanta • Boston • Charleston • Charlotte • Columbia • Greenville • Myrtle Beach • Raleigh • Washington, DC • Winston-Salem

        RESPONSE: We have revised Exhibit 8.1 of the Amended Form S-4 to remove the limitation on our opinion with regard to purpose, but not person. We have included an amended Exhibit 8.1 with Amendment No. 2.

Form 10-K

Summary Compensation Table, page 162

3.
We note your response to our prior comment no. 35. We believe, however, that most corporations of any significant size are likely to have more than two officers involved in policy-making at some level. Please revise to include the disclosure required under Item 402 of Regulation S-K for three mostly highly compensated officers whose salary exceeds $100,000 other than the PEO and PFO. Alternatively, explain to the staff with regard to each office whose compensation is above that level why they do not qualify as executive officers under 402.

        RESPONSE: We have filed Amendment No. 3 to Form 10-K for the year ended December 31, 2006 to include the disclosure required under Item 402 of Regulation S-K for three mostly highly compensated officers whose salary exceeds $100,000 other than the PEO and PFO.

On behalf of Yadkin Valley Financial Corporation, we hereby acknowledge that:

  •
  Yadkin Valley Financial Corporation is responsible for the adequacy and accuracy of the disclosure in the filings;

  •
  staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and

  •
  Yadkin Valley Financial Corporation may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

        Please acknowledge receipt of this filing by means of EDGAR Postmaster. Please contact me at (864) 250-2235 if you have any questions or any additional comments.

Very truly yours,
NELSON MULLINS RILEY & SCARBOROUGH LLP
/s/ Neil E. Grayson Neil E. Grayson
cc:
William A. Long
John W. Mallard, Jr.
Robert A. Singer